Document and Entity Information	Jan. 09, 2023
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 09, 2023
Entity File Number	1-1136
Entity Registrant Name	BRISTOL-MYERS SQUIBB COMPANY
Entity Central Index Key	0000014272
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	22-0790350
Entity Address, Address Line One	430 East 29th Street
Entity Address, Address Line Two	14th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
City Area Code	212
Local Phone Number	546-4200
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.10 Par Value
Trading Symbol	BMY
Security Exchange Name	NYSE
1.000% Notes due 2025 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.000% Notes due 2025
Trading Symbol	BMY25
Security Exchange Name	NYSE
1.750% Notes due 2035 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.750% Notes due 2035
Trading Symbol	BMY35
Security Exchange Name	NYSE
Celgene Contingent Value Rights [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Celgene Contingent Value Rights
Trading Symbol	CELG RT
Security Exchange Name	NYSE